NOTE 6 - GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS	12 Months Ended
Dec. 29, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 6 – GOODWILL AND INDEFINITE LIVED INTANGIBLE ASSETS

Goodwill represents the excess of the cost of acquiring EBTEC over the net fair value assigned to the assets acquired and liabilities assumed in that acquisition.  The Company tests goodwill and indefinite lived intangible assets for impairment at least annually at the reporting unit level.  The Company’s indefinite lived assets are as follows:

Aerospace segment:
Goodwill	$3,566
Trademarks and trade name	578